Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2019

CMB-QTLY-1119
1.967799.105

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 50.3%
	Principal Amount	Value
Alabama - 0.8%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	950,000	1,005,385
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	16,370,000	16,387,799

TOTAL ALABAMA		17,393,184

Alaska - 0.4%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	$6,600,000	$6,885,054
Series 2003 C, 5% 1/1/21	2,225,000	2,321,098

TOTAL ALASKA		9,206,152

Arizona - 1.3%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	100,000	109,573
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	920,000	986,516
5% 10/1/22	980,000	1,085,624
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	1,575,000	1,674,871
5% 7/1/22 (b)	1,265,000	1,390,412
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	9,395,000	9,399,663
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	820,409
Maricopa County Rev. Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 1.96%, tender 10/18/22 (a)(d)	8,500,000	8,515,555
Series B, 5%, tender 10/18/22 (a)	2,500,000	2,764,850
Phoenix Civic Impt. Board Arpt. Rev. Series 2018, 5% 7/1/22 (c)	1,000,000	1,094,400

TOTAL ARIZONA		27,841,873

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,325,992
California - 1.0%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 1.793%, tender 8/1/21 (a)(d)	13,270,000	13,270,664
Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.793%, tender 8/1/21 (a)(d)	5,960,000	5,960,179
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2013 A, 5% 5/1/22 (c)	920,000	1,000,969

TOTAL CALIFORNIA		20,231,812

Colorado - 1.3%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	980,000	1,012,536
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	189,532
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,600,000	8,610,754
Series 2017C-2, 5%, tender 3/1/22 (a)	2,675,000	2,853,610
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (c)	710,000	760,744
Series 2011 A:
5% 11/15/21 (c)	5,000,000	5,362,750
5.75% 11/15/20 (c)	1,700,000	1,780,852
Series 2012 A, 5% 11/15/22 (c)	1,000,000	1,104,900
Series 2013 A, 5% 11/15/22 (c)	800,000	882,632
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,972,692
Series 2015 A:
2.35% 9/1/20	300,000	302,304
5% 9/1/20	845,000	871,733
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995,000	1,967,761

TOTAL COLORADO		27,672,800

Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	345,000	369,875
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.83% 4/15/20 (a)(d)	9,665,000	9,719,741
Series 2013 A:
SIFMA Municipal Swap Index + 0.650% 2.23% 3/1/20 (a)(d)	220,000	220,431
5% 10/15/19	1,040,000	1,041,355
Series 2013 D, 5% 8/15/20	560,000	577,402
Series 2014 C, 5% 6/15/20	1,155,000	1,184,036
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.48% 6/15/21 (a)(d)	4,900,000	4,940,082
Series 2015 F, 5% 11/15/20	530,000	551,174
Series 2016 B:
5% 5/15/21	5,695,000	6,024,911
5% 5/15/23	750,000	843,023
Series 2016 E:
5% 10/15/20	3,460,000	3,588,028
5% 10/15/21	475,000	509,504
Series 2016 G, 5% 11/1/21	2,550,000	2,739,873
Series 2017 B, 5% 4/15/20	425,000	433,233
Series 2018 B:
5% 4/15/21	3,285,000	3,465,642
5% 4/15/22	1,430,000	1,557,470
5% 4/15/23	1,000,000	1,121,300
Series 2018 F, 5% 9/15/22	570,000	628,967
Series D, SIFMA Municipal Swap Index + 1.020% 2.6% 8/15/20 (a)(d)	1,935,000	1,947,961
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 CT, 3% 12/1/19	445,000	446,183
Series A, 5% 7/1/20	1,400,000	1,438,686
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.) Series 2017 A, 5% 11/15/21 (c)	650,000	693,082
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 A, 5% 9/1/20	495,000	510,890
Series 2016 A, 5% 9/1/21	1,415,000	1,510,017
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (c)	920,000	943,062
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	185,000	187,728
5% 3/1/21 (FSA Insured)	255,000	267,546

TOTAL CONNECTICUT		47,461,202

District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C, 5% 10/1/22 (c)	1,695,000	1,813,803
Series 2014 A, 5% 10/1/21 (c)	610,000	652,230
Series 2019 A:
5% 10/1/21 (c)	380,000	406,307
5% 10/1/22 (c)	220,000	242,684

TOTAL DISTRICT OF COLUMBIA		3,115,024

Florida - 3.3%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (c)	3,760,000	3,889,773
Series 2013 A, 5% 10/1/20 (c)	700,000	724,160
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100) (c)	645,000	687,809
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100) (c)	1,000,000	1,064,220
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	7,885,000	8,343,355
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2012 A, 5% 10/1/21 (c)	760,000	813,550
Series 2015 A, 4% 10/1/22 (c)	1,070,000	1,148,420
Series 2016 A, 5% 10/1/20 (c)	700,000	725,082
Series 2016, 5% 10/1/20 (c)	150,000	155,162
Series 2019 A, 5% 10/1/22 (b)(c)	4,430,000	4,883,632
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (c)	1,465,000	1,515,563
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 B, 5% 10/1/20	635,000	656,146
Series 2013 A, 5% 10/1/20	4,400,000	4,546,525
Series 2013 C, 5% 10/1/19	770,000	770,000
Series 2013 D, 5% 10/1/20	660,000	681,979
Series 2017 3A, 5% 10/1/19	1,500,000	1,500,000
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	195,000	195,838
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (c)	5,525,000	5,712,897
5% 10/1/21 (c)	710,000	758,280
Series 2014, 5% 10/1/21 (c)	770,000	822,360
Series 2015 A:
5% 10/1/20 (c)	3,800,000	3,929,232
5% 10/1/21 (c)	740,000	790,320
Series 2017 B:
2.75% 10/1/20 (c)	2,100,000	2,124,841
5% 10/1/20 (c)	1,000,000	1,034,009
Series A1, 5% 10/1/21	200,000	207,450
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) 5% 7/1/21	1,505,000	1,596,820
Series 2014 B, 5% 7/1/21	685,000	726,792
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	1,560,000	1,593,618
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	405,315
Series 2014 D, 5% 11/1/20	485,000	504,133
Series 2015 A, 5% 5/1/21	885,000	936,197
Orange County Health Facilities Auth. Series B:
5% 10/1/20	3,340,000	3,460,691
5% 10/1/21	2,670,000	2,863,041
5% 10/1/22	2,605,000	2,884,126
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	745,000	745,000
Series 2013, 5% 10/1/20 (c)	4,335,000	4,482,427
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A, 5% 9/1/20	435,000	448,762

TOTAL FLORIDA		68,327,525

Georgia - 1.7%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	3,530,000	3,502,325
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	560,000	575,049
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	130,000	132,304
5% 4/1/21	300,000	314,985
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/21	1,370,000	1,457,009
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	110,000	111,950
5% 4/1/21	245,000	257,238
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	380,168
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	400,000	418,508
Series 2009 B, 5% 1/1/20	11,110,000	11,205,817
Series 2011 A:
5% 1/1/20	1,230,000	1,240,608
5% 1/1/21	7,860,000	8,199,473
Series 2011 B, 5% 1/1/21	770,000	803,256
Series 2015 A:
5% 1/1/20	1,040,000	1,048,891
5% 1/1/21	745,000	777,177
Series 2016 A:
4% 1/1/21	820,000	845,322
5% 1/1/20	1,360,000	1,371,627
Series C, 5% 1/1/22	730,000	785,254
Series GG:
5% 1/1/20	355,000	358,106
5% 1/1/21	635,000	662,832
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	110,000	110,864
3% 4/1/21	100,000	102,048
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	96,684
5% 4/1/21	240,000	251,988

TOTAL GEORGIA		35,009,483

Hawaii - 0.0%
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	750,000	818,963
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	660,000	702,359
Illinois - 5.6%
Champaign County Cmnty. Unit Series 2017, 5% 1/1/21	745,000	778,503
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,629,393
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (c)	4,720,000	5,074,000
Series 2013 A, 5% 1/1/21 (c)	3,200,000	3,337,792
Series 2015 B, 5% 1/1/21	1,400,000	1,462,958
Series 2015 C, 5% 1/1/22 (c)	900,000	967,500
Series 2018 A, 5% 1/1/20 (c)	800,000	806,819
Chicago Park District Gen. Oblig. Series 2013 D, 5% 1/1/20	645,000	650,384
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,280,000	2,329,102
5% 6/1/21	975,000	1,027,543
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,030,000	1,131,805
Series 2014 A, 3% 11/15/19	965,000	966,718
Series 2018, 5% 11/15/19	1,115,000	1,119,629
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,065,887
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,111,466
Series 2017 B, 5%, tender 12/15/22(a)	400,000	443,700
Series 2016, 5% 11/15/19	260,000	261,076
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/20 (FSA Insured)	1,100,000	1,130,618
5% 8/1/22 (FSA Insured)	1,100,000	1,186,240
Series 2013 A, 5% 4/1/20	780,000	791,091
Series 2014, 4% 2/1/20	600,000	603,794
Series 2016:
5% 2/1/20	650,000	656,237
5% 11/1/20	2,955,000	3,043,768
Series 2017 B, 5% 11/1/19	22,025,000	22,077,941
Series 2017 D, 5% 11/1/20	16,675,000	17,174,250
Series 2018 A, 5% 10/1/20	5,725,000	5,883,976
Series 2018 B, 5% 10/1/20	2,890,000	2,970,252
Series B, 5.25% 1/1/20	710,000	715,595
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	435,314
Series 2015 A, 5% 2/1/21	1,165,000	1,219,126
Series C, 5.25% 2/1/21	1,000,000	1,049,740
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,585,000	4,747,144
Series 2010A, 5% 7/1/20	1,305,000	1,316,288
Series 2017 A:
5% 7/1/20	520,000	533,737
5% 7/1/21	520,000	552,001
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	5,300,000	5,518,148
5% 12/1/22	3,230,000	3,584,040
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/20	3,535,000	3,620,026
Series 2017:
5% 6/1/22	3,200,000	3,482,592
5% 6/1/23	3,100,000	3,471,349
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	520,000	579,410
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,377,701
Series 2018 A, 5% 4/1/21	850,000	894,532
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (FSA Insured)	600,000	642,708

TOTAL ILLINOIS		115,421,893

Indiana - 1.6%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	340,000
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	1,555,000	1,560,178
Series 2011 I, 1.65%, tender 7/1/22 (a)	5,000,000	5,016,650
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/2/21 (a)(d)	6,600,000	6,601,782
SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/2/21 (a)(d)	6,900,000	6,901,794
Series 2015 B, 1.65%, tender 7/2/22 (a)	2,360,000	2,367,859
Indiana Fin. Auth. Rev. Series 2016, 4% 9/1/20	370,000	378,020
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (c)	1,600,000	1,670,320
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	3,870,000	4,049,065
Bonds (BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	2,150,000	2,150,000
Series 2015, 5%, tender 11/1/22 (a)(c)	1,100,000	1,207,646
Series 2016 A, 5%, tender 3/1/23 (a)(c)	800,000	885,224

TOTAL INDIANA		33,128,538

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	573,545
Kentucky - 2.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	598,545
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	161,380
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	3,645,000	3,718,851
5% 5/1/21	1,925,000	2,031,068
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,360,000	5,701,378
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,080,376
Series 2010, 5% 8/1/20	2,860,000	2,942,739
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,583,733
Series 2016:
3% 4/1/21	775,000	792,608
3% 4/1/22	895,000	924,463
Series 2017, 5% 4/1/22	900,000	976,941
Series 2018:
5% 5/1/21	2,000,000	2,110,200
5% 5/1/23	3,295,000	3,690,894
Series A, 5% 10/1/22	940,000	1,036,049
Series B:
5% 8/1/21	950,000	1,010,506
5% 11/1/21	1,150,000	1,233,168
5% 11/1/22	645,000	712,673
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,285,800
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,415,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,150,000	1,168,228
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,676,757

TOTAL KENTUCKY		40,851,357

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,600,000	1,693,008
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	547,544
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	2,530,000	2,599,597
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (c)	520,000	557,684
Series 2017 D2:
5% 1/1/20 (c)	150,000	151,260
5% 1/1/21 (c)	370,000	385,041
5% 1/1/22 (c)	655,000	702,468
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)(b)	8,040,000	8,056,723
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	1,635,000	1,670,227
5% 5/15/21	930,000	981,252

TOTAL LOUISIANA		17,344,804

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	260,823
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	785,384
Series 2012 G, 5% 10/1/19	600,000	600,000
Series 2016 I, 5% 7/1/21	790,000	837,629
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/22 (c)	1,400,000	1,505,000
Series 2016 J, 5% 7/1/21 (c)	2,840,000	3,008,526
Series 2017 A, 4% 7/1/20 (c)	280,000	285,114
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,708,689
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	421,226

TOTAL MASSACHUSETTS		11,151,568

Michigan - 4.2%
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	258,863
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,252,225
Series A, 5% 7/1/22 (FSA Insured)	650,000	707,688
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	285,000
5% 10/1/20	400,000	414,332
Huron Valley School District:
Series 2011, 5% 5/1/21	1,475,000	1,557,703
Series 2015, 5% 5/1/21	750,000	792,053
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	488,668
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	905,000	918,285
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	391,127
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 2.06%, tender 2/1/22 (a)(d)	45,050,000	45,110,367
Series 2019 B, 3.5%, tender 11/15/22 (a)	4,100,000	4,331,937
Series 2016:
3% 1/1/20	110,000	110,379
5% 11/15/19	495,000	497,013
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(c)	10,500,000	10,735,200
Milan Area Schools Series 2019, 5% 5/1/22	675,000	735,662
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	625,000	703,356
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4% 12/1/20 (FSA Insured) (c)	5,000,000	5,147,700
4.125% 12/1/22 (FSA Insured) (c)	1,100,000	1,159,477
5% 12/1/19 (c)	2,890,000	2,906,756
5% 12/1/20 (c)	5,000,000	5,205,200
Series 2017 A, 5% 12/1/20	445,000	463,948
Series 2017 B:
5% 12/1/19 (c)	845,000	849,899
5% 12/1/20 (c)	535,000	556,956
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,356,420

TOTAL MICHIGAN		86,936,214

Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 B, 5% 1/1/22 (c)	4,675,000	5,037,032
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	602,712
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/20	1,290,000	1,306,832
Nevada - 2.1%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	2,445,000	2,509,962
Series 2013 A, 5% 7/1/20 (c)	1,520,000	1,559,809
Series 2017 C, 5% 7/1/21 (c)	26,130,000	27,728,895
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,230,000	3,231,610
Clark County School District:
Series 2015 D, 5% 6/15/20	440,000	450,967
Series 2016 A:
5% 6/15/21	625,000	662,719
5% 6/15/23	1,395,000	1,573,448
Series 2017 C, 5% 6/15/22	600,000	657,420
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	3,400,000	3,422,712
Series 2016, 2.05%, tender 4/15/22 (a)(c)	2,000,000	2,013,360

TOTAL NEVADA		43,810,902

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	460,000
3% 10/1/21	570,000	584,603
Series 2016, 3% 10/1/20	820,000	830,415

TOTAL NEW HAMPSHIRE		1,875,018

New Jersey - 5.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (FSA Insured)	935,000	891,251
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2011 EE, 4.5% 9/1/20	170,000	174,359
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	3,200,000	3,510,368
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	290,000	303,560
Series 2011 GG, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	375,000	392,588
Series 2012 II, 5% 3/1/23	130,000	139,827
Series 2017 DDD, 5% 6/15/20	370,000	378,590
Series PP, 5% 6/15/20	150,000	153,482
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	366,594
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	6,345,000	6,595,183
Series 2011-1, 5.5% 12/1/21 (c)	6,345,000	6,865,100
Series 2013:
4% 12/1/20 (c)	1,905,000	1,958,226
5% 12/1/19 (c)	500,000	502,799
Series 2014 1A:
5% 12/1/20 (c)	6,000,000	6,236,580
5% 12/1/21 (c)	4,500,000	4,821,255
Series 2015 A, 5% 12/1/20 (c)	3,200,000	3,326,176
Series 2016 1A, 5% 12/1/21 (c)	2,000,000	2,142,780
Series 2017 1A, 5% 12/1/22 (c)	300,000	330,240
Series 2017 1B:
5% 12/1/19 (c)	1,970,000	1,981,027
5% 12/1/20 (c)	4,125,000	4,287,649
5% 12/1/21 (c)	340,000	364,273
Series 2018 B:
5% 12/1/20 (c)	2,925,000	3,040,333
5% 12/1/21 (c)	1,290,000	1,382,093
Series 2019 A, 5% 12/1/22	705,000	782,973
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (c)	1,295,000	1,323,940
4% 4/1/21 (c)	1,405,000	1,449,215
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	2,430,000	2,485,925
5% 6/1/21	5,415,000	5,722,085
5% 6/1/22	1,830,000	1,992,083
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.802% 1/1/21 (a)(d)	485,000	485,267
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	105,000	107,985
Series 2013 A, 5% 6/15/20	695,000	711,135
Series 2016 A:
5% 6/15/20	13,185,000	13,500,481
5% 6/15/21	3,200,000	3,384,736
5% 6/15/22	3,200,000	3,483,968
Series 2018 A:
4% 6/15/20	575,000	584,758
5% 6/15/21	7,530,000	7,964,707
5% 6/15/22	12,065,000	13,135,648
Series AA, 5% 6/15/20	125,000	127,902
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/20	905,000	935,021
Rutgers State Univ. Rev. Series Q, 5% 5/1/22 (b)	490,000	528,181

TOTAL NEW JERSEY		108,850,343

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,490,782
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,300,682
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21 (Liquidity Facility Royal Bank of Canada)	795,000	826,212
4% 11/1/22 (Liquidity Facility Royal Bank of Canada)	675,000	725,153

TOTAL NEW MEXICO		4,342,829

New York - 2.7%
New York Dorm. Auth. Revs. Bonds Series 2019 B1, 5%, tender 5/1/48	1,240,000	1,331,884
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/21	1,500,000	1,612,425
Series 2018 B:
5% 5/15/20	900,000	919,617
5% 5/15/21	3,600,000	3,800,196
Series 2019 B, 5% 5/15/22	42,920,000	46,660,478
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (c)	800,000	864,096

TOTAL NEW YORK		55,188,696

North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,892,604
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	332,954
Series C, 5% 1/1/21	355,000	356,040

TOTAL NORTH CAROLINA		3,581,598

Ohio - 1.3%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.33%, tender 10/3/19 (a)(d)	11,660,000	11,667,542
Series 2017 A:
5% 8/1/20	710,000	730,720
5% 8/1/22	700,000	767,634
Cleveland Arpt. Sys. Rev. Series 2019 B, 5% 1/1/21 (b)(c)	800,000	834,048
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,671,790
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,411,004
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.01%, tender 11/15/21 (a)(d)	7,100,000	7,115,407
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	659,671
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	152,920
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	288,842
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	755,000	785,895
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,615,000	1,634,863

TOTAL OHIO		27,720,336

Oklahoma - 0.1%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	345,000	345,000
5% 10/1/21	510,000	546,455
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	335,000	334,588

TOTAL OKLAHOMA		1,226,043

Oregon - 0.4%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	5,535,000	5,981,675
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	310,000	321,076
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/23 (c)	900,000	1,014,003

TOTAL OREGON		7,316,754

Pennsylvania - 3.2%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,351,054
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,200,000	3,337,792
Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	800,000	834,448
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	625,000	670,294
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	439,377
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,325,000	1,328,352
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	1,150,000	1,173,552
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	745,000	745,000
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	370,353
Pennsylvania Gen. Oblig. Series 2016:
5% 1/15/21	420,000	439,639
5% 1/15/22	3,110,000	3,366,202
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.93% 12/1/20 (a)(d)	5,100,000	5,111,424
SIFMA Municipal Swap Index + 0.430% 2.01% 12/1/21 (a)(d)	10,010,000	10,052,242
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2.08% 12/1/21 (a)(d)	6,410,000	6,434,166
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (c)	1,425,000	1,459,400
Series 2011 A, 5% 6/15/21 (c)	510,000	539,621
Series 2015 A, 5% 6/15/21 (c)	865,000	915,239
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/20	1,835,000	1,890,873
5% 8/1/21	1,770,000	1,888,732
Series 2016 14:
5% 10/1/19	3,715,000	3,715,000
5% 10/1/20	2,645,000	2,741,650
Series 2017 15, 4% 8/1/20	370,000	378,221
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	245,000	246,260
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	157,208
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 B:
5% 11/15/19	500,000	502,155
5% 11/15/19 (Escrowed to Maturity)	100,000	100,435
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.82% 9/15/21 (a)(d)	15,700,000	15,675,979

TOTAL PENNSYLVANIA		65,864,668

Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2017 A, 5% 12/1/21 (c)	550,000	586,834
Series A, 5% 12/1/21 (c)	500,000	534,365
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/20	3,500,000	3,580,315
5% 6/1/21	1,465,000	1,546,923

TOTAL RHODE ISLAND		6,248,437

South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,300,000	1,303,628
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4, 5% 1/1/20 (Escrowed to Maturity)	2,530,000	2,552,456
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	566,442
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)(c)	1,000,000	1,126,670
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	225,000	226,501
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	195,000	195,862
Series 2012, 5% 12/1/19	1,095,000	1,100,946
Series 2015 C, 5% 12/1/21	1,120,000	1,204,672

TOTAL SOUTH CAROLINA		8,277,177

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	979,110
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	500,000	525,125
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	5,810,000	5,819,354

TOTAL TENNESSEE		7,323,589

Texas - 1.5%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (c)	1,200,000	1,327,044
Series 2019, 5% 11/15/22 (c)	2,000,000	2,211,740
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	395,000
5% 10/1/20	675,000	697,342
5% 10/1/21	810,000	863,096
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/22	1,035,000	1,120,791
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 F:
5% 11/1/20 (c)	600,000	622,944
5% 11/1/22 (Pre-Refunded to 11/1/20 @ 100) (c)	1,790,000	1,858,253
Series 2014 D, 5% 11/1/21 (c)	4,690,000	5,028,149
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,350,000	1,355,654
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.16%, tender 10/3/19 (a)	3,820,000	3,822,273
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.246%, tender 10/3/19 (a)(d)	1,935,000	1,937,245
Series 2013 A, 5% 12/1/21	800,000	860,304
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.48% 6/1/22 (a)(d)	900,000	909,090
Series 2015, 5% 10/1/20	600,000	621,559
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	1,325,000	1,404,182
Series 2011 A, 5% 7/1/22 (c)	1,300,000	1,378,533
Series 2018 A, 5% 7/1/21 (c)	525,000	556,374
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	382,291
5% 10/15/21	185,000	197,012
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/19 (c)	745,000	747,159
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2010, 5% 5/15/22	1,100,000	1,124,805
Series 2011 B, 5% 5/15/22	1,105,000	1,168,902
Series 2010, 5% 5/15/20	240,000	245,442
Series 2015 A, 5% 5/15/21	925,000	979,806

TOTAL TEXAS		31,814,990

Virginia - 1.7%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,720,000	2,734,984
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2008 C, 1.8%, tender 4/1/22 (a)	2,900,000	2,918,299
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,395,000	4,419,211
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	370,000	373,200
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	13,140,000	13,168,859
Series 2009 A, 2.15%, tender 9/1/20 (a)	11,065,000	11,125,954
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	600,000	606,456

TOTAL VIRGINIA		35,346,963

Washington - 0.5%
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (c)	700,000	743,736
Port of Seattle Rev. Series 2015 C, 5% 4/1/21 (c)	1,565,000	1,648,180
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/21 (c)	1,750,000	1,853,215
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,484,051
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	790,000
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	475,000	508,079
Series 2012 A, 5% 10/1/19	575,000	575,000

TOTAL WASHINGTON		9,602,261

West Virginia - 1.2%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	16,300,000	16,706,848
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	4,455,000	4,601,614
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,820,000	2,818,458

TOTAL WEST VIRGINIA		24,126,920

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/19 (c)	1,810,000	1,820,282
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	300,000	317,286
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,455,000	4,560,528
5%, tender 6/1/21 (a)	4,145,000	4,390,923
Series 2018 B, 5%, tender 1/26/22 (a)	4,660,000	5,042,260
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.03%, tender 7/27/22(a)(d)	9,960,000	9,944,761
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/20	800,000	832,832
5% 12/1/21	700,000	753,235

TOTAL WISCONSIN		27,662,107

TOTAL MUNICIPAL BONDS
(Cost $1,040,529,099)		1,043,901,318

Municipal Notes - 49.3%
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.81% 10/7/19, VRDN (a)(c)	2,803,000	$2,803,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.83% 10/1/19, VRDN (a)(c)	1,800,000	1,800,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.83% 10/1/19, VRDN (a)(c)	3,830,000	3,830,000

TOTAL ALABAMA		8,433,000

California - 3.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,700,000	2,700,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,600,000	2,600,000
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,650,000	3,650,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,400,000	3,400,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.83% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	4,960,000	4,960,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	1,000,000	1,000,000
Series Floaters ZM 06 41, 1.83% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	8,225,000	8,225,000
Series Floaters ZM 06 44, 1.83% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	11,235,000	11,235,000
Series XF 10 32, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	600,000	600,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.83% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	20,000,000	20,000,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 1.88% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)(g)	4,985,000	4,985,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.98% 10/7/19, LOC Deutsche Bank AG New York Branch, VRDN (a)(c)	800,000	800,000

TOTAL CALIFORNIA		64,155,000

Colorado - 1.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.93% 10/7/19, LOC Deutsche Bank AG, VRDN (a)	2,265,000	2,265,000
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.8% 10/3/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	350,000	350,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	800,000	800,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	3,500,000	3,500,000
Series Floaters XL 00 90, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	3,300,000	3,300,000
Series Floaters XM 07 15, 1.88% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	15,395,000	15,395,000

TOTAL COLORADO		25,610,000

Connecticut - 0.2%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	4,100,000	4,131,346
District Of Columbia - 0.2%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	4,700,000	4,700,000
Florida - 6.5%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,955,000	8,955,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	855,000	855,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.83% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	15,730,000	15,730,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.8% 10/1/19, VRDN (a)(c)	36,140,000	36,140,000
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 1.75% 10/3/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	130,000	130,000
Escambia County Solid Waste Disp. Rev. (VAR-Gulf Pwr. Co. Proj.) Series 2, 1.81% 10/1/19, VRDN (a)	6,900,000	6,900,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.78% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)(f)	2,200,000	2,200,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 1.78% 10/6/22, VRDN (a)	7,100,000	7,100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	500,000	500,000
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	57,100,000	57,100,000

TOTAL FLORIDA		135,610,000

Georgia - 1.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.85% 10/1/19, VRDN (a)(c)	6,800,000	6,800,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.82% 10/1/19, VRDN (a)	610,000	610,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.84% 10/1/19, VRDN (a)(c)	10,100,000	10,100,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.77% 10/1/19, VRDN (a)(c)	5,755,000	5,755,000

TOTAL GEORGIA		23,265,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.81% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500,000	1,500,000
Illinois - 3.1%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.76% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,000,000	1,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	14,325,000	14,325,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.88% 10/7/19 (Liquidity Facility Citibank NA) (a)(e)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(e)(f)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.81% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XM 01 86, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,730,000	8,730,000
Series Floaters XM 07 11, 1.88% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	13,910,000	13,910,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 1.73% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,310,000	1,310,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 1.8% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,305,000	1,305,000

TOTAL ILLINOIS		63,480,000

Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.75% 10/7/19, VRDN (a)(c)	2,730,000	2,730,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 1.79% 10/7/19, LOC PNC Bank NA, VRDN (a)(c)	1,030,000	1,030,000

TOTAL INDIANA		3,760,000

Kansas - 0.0%
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.76% 10/7/19, VRDN (a)	1,000,000	1,000,000
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.78% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,600,000	1,600,000
Louisiana - 3.9%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Series Floaters XL 00 46, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	13,340,000	13,340,000
Series Floaters ZM 05 58, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.77% 10/7/19, VRDN (a)	12,300,000	12,300,000
Series 2010 B1, 1.7% 10/7/19, VRDN (a)	39,685,000	39,685,000

TOTAL LOUISIANA		80,325,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.92% 10/7/19, LOC TD Banknorth, NA, VRDN (a)(c)	210,000	210,000
Massachusetts - 1.0%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	14,835,000	14,835,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	900,000	906,157
Series 2019 B, 2.5% 7/9/20	2,700,000	2,720,830
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	2,581,000	2,599,300

TOTAL MASSACHUSETTS		21,061,287

Michigan - 0.2%
Waterford School District RAN 2% 9/23/20	4,760,000	4,778,278
Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(h)	9,700,000	9,700,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.77% 10/1/19, VRDN (a)(c)	7,610,000	7,610,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.8% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	6,100,000	6,100,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.81% 10/7/19, VRDN (a)(c)	900,000	900,000
Nevada - 0.8%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.73% 10/7/19 (Liquidity Facility Citibank NA) (a)(e)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.8% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	235,000	235,000

TOTAL NEVADA		16,485,000

New Jersey - 4.1%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	5,800,000	5,840,278
Belmar Gen. Oblig. BAN Series 2019, 3.25% 2/7/20	13,097,000	13,173,701
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	5,580,000	5,582,385
Delran Township BAN Series 2018, 3% 10/25/19	8,900,000	8,908,655
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	3,100,000	3,118,859
Flemington BAN 3.5% 1/15/20	4,603,000	4,629,334
Millburn Township Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	2,788,000	2,803,390
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	5,217,079	5,253,159
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	2,800,000	2,817,791
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	4,800,000	4,818,370
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	9,407,250	9,446,384
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	8,200,000	8,220,153
Warren Township School District BAN Series 2019, 2.5% 7/23/20	4,200,000	4,227,917
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	5,533,442	5,556,677

TOTAL NEW JERSEY		84,397,053

New York - 6.9%
Binghamton Gen. Oblig. BAN Series 2018, 3.5% 11/15/19	700,000	701,821
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(e)(f)	18,900,000	18,900,000
Geneva Hsg. Auth. Rev. Series 2000, 1.98% 10/7/19, VRDN (a)(c)	1,020,000	1,020,000
Gloversville School District BAN Series 2018, 3% 10/18/19	23,145,000	23,160,607
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.81% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(e)(f)	13,200,000	13,200,000
New York Hsg. Fin. Agcy. Rev. (455 West 37th Street Hsg. Proj.) Series A, 1.82% 10/1/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(c)	4,110,000	4,110,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	900,000	900,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	1,200,000	1,266,732
Series 2018 C, 5% 9/1/21	360,000	383,609
Series 2019 A, 4% 2/3/20	20,775,000	20,955,767
Series 2019 D1, 5% 9/1/22	31,300,000	34,279,760
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.88% 10/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	5,540,000	5,540,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 2.05% 10/7/19, LOC RBS Citizens NA, VRDN (a)	3,735,000	3,735,000
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	1,056,654	1,063,787
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.96% 10/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	270,000	270,000
1.96% 10/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	205,000	205,000
Watertown Enlarged City School District BAN Series 2019, 2.25% 6/30/20	12,357,147	12,426,546

TOTAL NEW YORK		142,118,629

Ohio - 0.9%
Akron Income Tax Rev. BAN Series 2018, 3.5% 12/10/19	5,550,000	5,572,549
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,200,000	2,204,976
3% 12/17/19	2,200,000	2,206,557
Englewood BAN Series 2019, 3% 1/22/20	1,600,000	1,606,629
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	1,300,000	1,307,416
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,740,000	3,740,000
Ohio Indl. Dev. Rev. Series 2000, 1.8% 10/3/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,800,000	1,800,000
Summit County Indl. Dev. Rev. Series 2001, 1.79% 10/7/19, LOC Huntington Nat'l. Bank, VRDN (a)(c)	665,000	665,000

TOTAL OHIO		19,103,127

Oregon - 0.1%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 1.87% 10/1/19, LOC Bank of America NA, VRDN (a)(c)	2,890,000	2,890,000
Pennsylvania - 1.5%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.8% 10/3/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	150,000	150,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.78% 10/6/22, VRDN (a)	13,080,000	13,080,000
Pennsylvania Eco Dev. Fing. Auth. Series A3, 1.79% 10/7/19, LOC PNC Bank NA, VRDN (a)(c)	300,000	300,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.68% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,351,000	3,351,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.78% 10/6/22, VRDN (a)	7,360,000	7,360,000
Philadelphia Auth. For Indl. Series 2017 B, 1.78% 10/6/22, VRDN (a)	7,955,000	7,955,000

TOTAL PENNSYLVANIA		32,196,000

South Carolina - 2.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.81% 10/7/19, VRDN (a)(c)	11,700,000	11,700,000
Series 1997, 1.81% 10/7/19, VRDN (a)(c)	3,800,000	3,800,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 1.77% 10/6/22, VRDN (a)	7,675,000	7,675,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.75% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,800,000	1,800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.98% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	4,625,000	4,625,000
Series Floaters XM 02 91, 1.83% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	2,500,000	2,500,000
Series Floaters XM 03 84, 1.78% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	10,000,000	10,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.98% 10/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	2,165,000	2,165,000

TOTAL SOUTH CAROLINA		44,265,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.81% 10/7/19, VRDN (a)(c)	2,230,000	2,230,000
Texas - 5.4%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.78% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	8,370,000	8,370,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.78% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,100,000	4,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.82% 10/7/19, VRDN (a)(c)	63,985,000	63,984,987
Series 2010 B, 1.87% 10/1/19, VRDN (a)	8,235,000	8,235,000
Series 2010 C, 1.76% 10/1/19, VRDN (a)	7,990,000	7,990,000
Texas Gen. Oblig.:
Series 2004 B, 1.67% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	7,940,000	7,940,000
Series 2006 A, 1.67% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	5,060,000	5,060,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	3,800,000	3,800,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,015,000	3,015,000

TOTAL TEXAS		112,494,987

Utah - 1.7%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.83% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	20,500,000	20,500,000
Series Floaters XM 06 99, 1.88% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(e)(f)	6,400,000	6,400,000
Series Floaters ZM 05 51, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000

TOTAL UTAH		34,400,000

Virginia - 0.5%
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 1.93% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
Washington - 1.1%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.8% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	700,000	700,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.75% 10/7/19, LOC KeyBank NA, VRDN (a)	715,000	715,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(h)	9,915,000	9,915,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 00 42, 1.81% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,705,000	8,705,000
Series Floaters XG 00 51, 1.73% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,575,000	2,575,000

TOTAL WASHINGTON		22,610,000

West Virginia - 1.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.77% 10/6/22, VRDN (a)	22,190,000	22,190,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.78% 10/7/19 (Liquidity Facility Citibank NA) (a)(e)(f)	7,500,000	7,500,000
Wyoming - 0.1%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 1.8% 10/1/19, VRDN (a)(c)	1,700,000	1,700,000
TOTAL MUNICIPAL NOTES
(Cost $1,022,639,223)		1,022,508,707
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,063,168,322)		2,066,410,025
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,560,097
NET ASSETS - 100%		$2,073,970,122

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,985,000 or 0.2% of net assets.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,615,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$9,700,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.93% 11/12/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$9,915,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$528,684
Total	$528,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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